Received SEC

JUN 10 2011

Washington, DC 20549

NASDAQ®
THE NASDAQ STOCK MARKET
9800 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery
Vice President
Listing Qualifications

CENTNAS
001-35106

11007801

Electronic Mail Only

June 10, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 10, 2011 The Nasdaq Stock Market (the "Exchange") received from AMC Networks Inc. (the "Registrant") a copy of the Registrant's application on Form 10- 12(b) for the registration of the following security:

Class A Common Stock, par value $.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate effectiveness of the Form 10-12(b) and we hereby join in such request.

Sincerely,

William Slattery